Investment and Mortgage-Backed Securities, Available for Sale (Schedule of Temporarily Impaired Securities, Fair Value and Unrealized losses) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) security	Dec. 31, 2016 USD ($) security
Schedule of Available-for-sale Securities [Line Items]
Investment Securities, Available For Sale	$ 384,973,906	$ 362,059,429
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	380,374,568	360,457,164
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	100,967,638	141,622,805
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	33,529,120	13,813,086
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	134,496,758	155,435,891
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	811,332	3,074,713
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	429,858	111,314
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	$ 1,241,190	$ 3,186,027
Number of individual securities available for sale that are in unrealized continuous loss positions for twelve months or more | security	30	15
Percent of unrealized losses for securities in a continuous loss position for 12 months or more	34.60%	3.50%
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 26,900,000	$ 20,000,000
GNMA Mortgage-Backed Securities
Schedule of Available-for-sale Securities [Line Items]
Investment Securities, Available For Sale	102,100,000	109,200,000
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	101,300,000	107,900,000
FHLB Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale		998,001
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		998,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		998,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses		1
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses		1
SBA Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	123,324,802	101,280,921
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	24,433,422	28,490,243
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	5,588,532	8,212,824
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	30,021,954	36,703,067
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	151,459	228,432
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	38,059	55,791
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	189,518	284,223
Tax Exempt Municipal Bonds
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	4,406,162	47,405,066
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	4,328,229	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	8,734,391	47,405,066
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	13,852	1,899,519
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	42,999	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	56,851	1,899,519
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	186,732,705	183,657,697
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	62,574,910	62,738,366
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	23,612,359	5,600,262
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	86,187,269	68,338,628
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	624,772	916,699
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	348,800	55,523
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	973,572	972,222
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 155,000	$ 250,438